Shareholder Fees	Dec. 29, 2025
Performance Trust Total Return Bond Fund | Performance Trust Total Return Bond Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Performance Trust Total Return Bond Fund | Performance Trust Total Return Bond Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%
Performance Trust Total Return Bond Fund | Performance Trust Total Return Bond Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Performance Trust Municipal Bond Fund | Performance Trust Municipal Bond Fund - Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Performance Trust Municipal Bond Fund | Performance Trust Municipal Bond Fund - Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%
Performance Trust Multisector Bond Fund | Performance Trust Multisector Bond Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%